Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Current replacement cost	$ 38,352	$ 36,435
Current replacement cost	7,261	7,571
Credit equivalent amount	32,812	27,291
Risk-weighted amount	10,743	9,546
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,456	1,232
Credit equivalent amount	4,201	3,170
Risk-weighted amount	1,124	756
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,455	1,230
Credit equivalent amount	4,121	3,135
Risk-weighted amount	1,121	755
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1	2
Credit equivalent amount	80	35
Risk-weighted amount	3	1
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2,750	3,271
Credit equivalent amount	11,456	9,965
Risk-weighted amount	2,871	2,735
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,750	3,271
Credit equivalent amount	9,759	9,466
Risk-weighted amount	2,803	2,715
Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Credit equivalent amount	1,697	499
Risk-weighted amount	68	20
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	2
Credit equivalent amount	181	139
Risk-weighted amount	20	18
Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,274	1,788
Credit equivalent amount	10,914	9,681
Risk-weighted amount	1,493	1,209
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	352	424
Credit equivalent amount	5,841	4,179
Risk-weighted amount	1,338	1,048
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	922	1,364
Credit equivalent amount	5,073	5,502
Risk-weighted amount	155	161
Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,779	1,278
Credit equivalent amount	6,060	4,336
Risk-weighted amount	1,644	1,033
Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,773	1,195
Credit equivalent amount	3,465	2,406
Risk-weighted amount	1,540	956
Precious metals and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	6	83
Credit equivalent amount	2,595	1,930
Risk-weighted amount	104	77
Non trade exposure related to central counterparties [member]
Disclosure of financial assets [line items]
Risk-weighted amount	534	414
Common equity tier One CVA capital charge [member]
Disclosure of financial assets [line items]
Risk-weighted amount	3,057	3,381
Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	9	3
Credit equivalent amount	32	31
Risk-weighted amount	15	15
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,406	1,201
Credit equivalent amount	3,921	3,016
Risk-weighted amount	1,047	710
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	832	838
Credit equivalent amount	3,092	2,818
Risk-weighted amount	560	482
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	34	23
Credit equivalent amount	118	68
Risk-weighted amount	45	24
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	164	183
Credit equivalent amount	487	498
Risk-weighted amount	147	171
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,730	2,231
Credit equivalent amount	5,954	5,985
Risk-weighted amount	2,019	2,010
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	6	3
Credit equivalent amount	50	20
Risk-weighted amount	14	6
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	24	19
Credit equivalent amount	226	165
Risk-weighted amount	77	52
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	2
Credit equivalent amount	164	121
Risk-weighted amount	16	14
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Credit equivalent amount	17	18
Risk-weighted amount	4	4
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Current replacement cost	6,516	6,528
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,349	1,098
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,348	1,096
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1	2
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2,151	2,451
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,151	2,451
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	2
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,242	1,729
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	320	365
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	922	1,364
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,772	1,248
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,766	1,165
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	6	83
Held For Trading For Trading Purpose [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3	2
Held For Trading For Trading Purpose [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,311	1,070
Held For Trading For Trading Purpose [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	305	326
Held For Trading For Trading Purpose [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	30	22
Held For Trading For Trading Purpose [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	164	183
Held For Trading For Trading Purpose [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,658	1,923
Held For Trading For Trading Purpose [member] | Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4	2
Held For Trading For Trading Purpose [member] | Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	24	19
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	2
Held for Asset Liability Management [member]
Disclosure of financial assets [line items]
Current replacement cost	745	1,043
Held for Asset Liability Management [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	107	134
Held for Asset Liability Management [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	107	134
Held for Asset Liability Management [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	599	820
Held for Asset Liability Management [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	599	820
Held for Asset Liability Management [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	32	59
Held for Asset Liability Management [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	32	59
Held for Asset Liability Management [member] | Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	7	30
Held for Asset Liability Management [member] | Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	7	30
Held for Asset Liability Management [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	6	1
Held for Asset Liability Management [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	95	131
Held for Asset Liability Management [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	527	512
Held for Asset Liability Management [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4	1
Held for Asset Liability Management [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	72	308
Held for Asset Liability Management [member] | Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	$ 2	$ 1